Loans Payable (Details Textual) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 16, 2018	Nov. 13, 2017	Dec. 12, 2016	Jun. 29, 2016	Jun. 13, 2016	May 03, 2016	Apr. 27, 2018	Aug. 10, 2017	Aug. 17, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 20, 2016
Loans Payable (Textual)
Principal amount	$ 1,000									$ 8,403		$ 7,381
Terms of warrant	5 years
Maturity date	Jan. 16, 2019
Warrants to purchase common stock	1,851,851											16,482,635
Debt discount amortized										345	$ 195	$ 756	$ 852
Fair value of warrants on the issuance										$ (197)	$ 8	153	$ 42
Adjusted per share price value	$ 0.27
Interest payable												$ 295
Slipstream Communications, LLC [Member]
Loans Payable (Textual)
Term loan interest percentage		8.00%						8.00%
Terms of warrant		5 years						5 years
Maturity date		Aug. 17, 2019						Aug. 17, 2018
Warrants to purchase common stock		5,882,352						5,882,352
Fair value of warrants		$ 976						$ 1,240						$ 200
Revised fair value of warrants														$ 250
Fair value of warrants on the issuance	$ 1,000	$ 1,000						$ 1,200
Adjusted per share price value		$ 0.28						$ 0.28
Slipstream Communications, LLC [Member] | Subsequent Event [Member]
Loans Payable (Textual)
Principal amount							$ 300
Terms of warrant							5 years
Maturity date							Jan. 16, 2019
Warrants to purchase common stock							4,313,725
Fair value of warrants on the issuance							$ 543
Adjusted per share price value							$ 0.27
Loan and Security Agreement [Member]
Loans Payable (Textual)
Maturity date	Jan. 16, 2019
Warrants to purchase common stock	1,851,852
Share price per share	$ 0.27
Fair value of warrants	$ 266
Loan and Security Agreement [Member] | Slipstream Communications, LLC [Member]
Loans Payable (Textual)
Principal amount	$ 1,000		$ 1,000
Borrowed loan			$ 786						$ 3,000
Term loan interest percentage	8.00%		8.00%						8.00%
Terms of warrant	5 years		5 years						1 year
Maturity date	Jan. 16, 2019		Feb. 01, 2017						Aug. 17, 2019
Warrants to purchase common stock	1,851,851		1,542,452						5,882,352
Share price per share	$ 0.27		$ 0.28						$ 0.28
Aggregate fees			$ 37						$ 20
Fair value of warrants	$ 266		$ 136						361
Additional advances									$ 1,000
Fair value of warrants on the issuance	$ 266
Secured convertible promissory note [Member]
Loans Payable (Textual)
Principal amount				$ 50	$ 450	$ 500
Terms of warrant				5 years	5 years	5 years
Warrants to purchase common stock				89,286	803,572	892,857
Share price per share				$ 0.28	$ 0.28	$ 0.28
Fair value of warrants				$ 6	$ 57	$ 89
Revised fair value of warrants					40	60
Interest rate, description										The secured convertible promissory notes bear interest at the rate of 14% per annum. Of this amount, 12% per annum is payable monthly in cash, and the remaining 2% per annum is payable in the form an additional principal through increases in the principal amount of the note. Upon the consummation of a change in control transaction of the company or a default, interest on the secured convertible promissory note will increase to the rate of 17% per annum.		The secured convertible promissory notes bear interest at the rate of 14% per annum. Of this amount, 12% per annum is payable monthly in cash, and the remaining 2% per annum is payable in the form an additional principal through increases in the principal amount of the note. Upon the consummation of a change in control transaction of the company or a default, interest on the secured convertible promissory note will increase to the rate of 17% per annum.
Proceeds from convertible debt					300
Exchanged short term notes					$ 150
Incurred sales commissions						$ 25
Convertible promissory note, description					On December 20, 2016, $200 of this note was subsequently purchased by Slipstream; the remaining $250 was already owed to Slipstream.